Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2019
Prospectus Date	rr_ProspectusDate	Sep. 03, 2019
Small Cap Class A | WESTWOOD SMALLCAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood SmallCap Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood SmallCap Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section "Sales Charges" on page 31 of this Prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of the most recent annual reconstitution of the index on June 29, 2019, the market capitalization range of the companies in the index was between $39.7 million and $10.24 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund's investment in such securities would normally represent less than 25% of the Fund's assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser selects securities for the Fund that it believes are currently undervalued in the market and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company's fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund's target capitalization range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk – The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower.

A Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus. A Class Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of A Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the A Class Shares would be lower than those of the Institutional Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.36%	(21.02)%
(12/31/2011)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's Institutional Shares' performance from 1/1/19 to 6/30/19 was 21.19%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	A Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns (after applicable sales charges) for the periods ended December 31, 2018 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For information about related performance, please see the "Related Performance Data of the Adviser" section of the Prospectus.
Small Cap Class A | WESTWOOD SMALLCAP FUND | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WHGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 403
Three Years	rr_ExpenseExampleYear03	638
Five Years	rr_ExpenseExampleYear05	909
Ten Years	rr_ExpenseExampleYear10	$ 1,681
Annual Return 2009	rr_AnnualReturn2009	20.42%
Annual Return 2010	rr_AnnualReturn2010	23.23%
Annual Return 2011	rr_AnnualReturn2011	(1.40%)
Annual Return 2012	rr_AnnualReturn2012	18.13%
Annual Return 2013	rr_AnnualReturn2013	49.39%
Annual Return 2014	rr_AnnualReturn2014	6.05%
Annual Return 2015	rr_AnnualReturn2015	(5.94%)
Annual Return 2016	rr_AnnualReturn2016	28.33%
Annual Return 2017	rr_AnnualReturn2017	12.36%
Annual Return 2018	rr_AnnualReturn2018	(14.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	1/1/19 to 6/30/19
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.74%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class A | WESTWOOD SMALLCAP FUND | After Taxes on Distributions | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class A | WESTWOOD SMALLCAP FUND | After Taxes on Distributions and Sales | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.03%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class A | WESTWOOD SMALLCAP FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Income Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Westwood Income Opportunity Fund (the "Fund") is to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to provide the opportunity for long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section "Sales Charges" on page 31 of this Prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of income-producing asset classes. Equity securities may include dividend-paying common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in royalty trusts and master limited partnerships ("MLPs"), securities of real estate investment trusts ("REITs"), and shares of exchange-traded funds ("ETFs"). The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts ("ADRs"). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund's investments in such securities would normally represent less than 25% of the Fund's assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund's fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser's investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company's fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or "junk bonds." Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

High Yield Bond Risk – High yield bonds (often called "junk bonds") are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Fund by showing changes in the Fund's A Class Shares' performance from year to year for the past 10 years and by showing how the Fund's A Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Fund by showing changes in the Fund's A Class Shares' performance from year to year for the past 10 years and by showing how the Fund's A Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
8.41%	(6.38)%
(03/31/2013)	(12/31/2018)

The performance information shown above is based on a calendar year. The Fund's A Class Shares' performance from 1/1/19 to 6/30/19 was 10.87%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of September 3, 2019, to better reflect the Fund's principal investment strategies, (1) the Fund's broad-based index changed from the FTSE 10-Year Treasury Index to the Bloomberg Barclays U.S. Aggregate Bond Index; (2) the FTSE 3-Month Treasury Bill Index, FTSE NAREIT U.S. Equity Index and Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index were removed as additional indexes of the Fund; and (3) the Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index became an additional index of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's A Class Shares' average annual total returns (after applicable sales charges) for the periods ended December 31, 2018 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 3.00%. Prior to September 3, 2019, A Class Shares were subject to a maximum front-end sales charge of 5.00%. If the prior maximum front-end sales charge of 5.00% was reflected, performance for A Class Shares in the average annual total returns table would be lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For information about related performance, please see the "Related Performance Data of the Adviser" section of the Prospectus.
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWIAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 409
Three Years	rr_ExpenseExampleYear03	639
Five Years	rr_ExpenseExampleYear05	888
Ten Years	rr_ExpenseExampleYear10	$ 1,600
Annual Return 2009	rr_AnnualReturn2009	11.89%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Annual Return 2011	rr_AnnualReturn2011	6.97%
Annual Return 2012	rr_AnnualReturn2012	7.61%
Annual Return 2013	rr_AnnualReturn2013	14.24%
Annual Return 2014	rr_AnnualReturn2014	8.84%
Annual Return 2015	rr_AnnualReturn2015	(2.83%)
Annual Return 2016	rr_AnnualReturn2016	6.40%
Annual Return 2017	rr_AnnualReturn2017	10.69%
Annual Return 2018	rr_AnnualReturn2018	(5.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	1/1/19 to 6/30/19
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.38%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.97%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | After Taxes on Distributions | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.22%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | After Taxes on Distributions and Sales | A CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(0.02%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.64%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	1.86%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.61%	[6]
10 Years	rr_AverageAnnualReturnYear10	0.35%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[6]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[6]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(4.04%)	[6]
5 Years	rr_AverageAnnualReturnYear05	8.32%	[6]
10 Years	rr_AverageAnnualReturnYear10	12.53%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.22%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.43%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Income Class A | WESTWOOD INCOME OPPORTUNITY FUND | Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.47%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.04%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.49%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[6]
Small Cap Class C | WESTWOOD SMALLCAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood SmallCap Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood SmallCap Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold C Class Shares of the Fund. More information about sales charges is available (i) from your financial professional and (ii) in the section "Sales Charges" on page 33 of this Prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of the most recent annual reconstitution of the index on June 29, 2019, the market capitalization range of the companies in the index was between $39.7 million and $10.24 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund's investment in such securities would normally represent less than 25% of the Fund's assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser selects securities for the Fund that it believes are currently undervalued in the market and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company's fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund's target capitalization range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk – The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

C Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus. C Class Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.36%	(21.02)%
(12/31/2011)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's Institutional Shares' performance from 1/1/19 to 6/30/19 was 21.19%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	C Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For information about related performance, please see the "Related Performance Data of the Adviser" section of the Prospectus.
Small Cap Class C | WESTWOOD SMALLCAP FUND | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WHGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.79%
One Year	rr_ExpenseExampleYear01	$ 280
Three Years	rr_ExpenseExampleYear03	674
Five Years	rr_ExpenseExampleYear05	1,110
Ten Years	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,245
Annual Return 2009	rr_AnnualReturn2009	20.42%
Annual Return 2010	rr_AnnualReturn2010	23.23%
Annual Return 2011	rr_AnnualReturn2011	(1.40%)
Annual Return 2012	rr_AnnualReturn2012	18.13%
Annual Return 2013	rr_AnnualReturn2013	49.39%
Annual Return 2014	rr_AnnualReturn2014	6.05%
Annual Return 2015	rr_AnnualReturn2015	(5.94%)
Annual Return 2016	rr_AnnualReturn2016	28.33%
Annual Return 2017	rr_AnnualReturn2017	12.36%
Annual Return 2018	rr_AnnualReturn2018	(14.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	1/1/19 to 6/30/19
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.16%)
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class C | WESTWOOD SMALLCAP FUND | After Taxes on Distributions | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.67%)
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class C | WESTWOOD SMALLCAP FUND | After Taxes on Distributions and Sales | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Small Cap Class C | WESTWOOD SMALLCAP FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Income Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Westwood Income Opportunity Fund (the "Fund") is to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to provide the opportunity for long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold C Class Shares of the Fund. More information about sales charges is available (i) from your financial professional and (ii) in the section "Sales Charges" on page 33 of this Prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of income-producing asset classes. Equity securities may include dividend-paying common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in royalty trusts and master limited partnerships ("MLPs"), securities of real estate investment trusts ("REITs"), and shares of exchange-traded funds ("ETFs"). The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts ("ADRs"). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund's investments in such securities would normally represent less than 25% of the Fund's assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund's fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser's investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company's fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or "junk bonds." Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

High Yield Bond Risk – High yield bonds (often called "junk bonds") are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

C Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus. C Class Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
8.46%	(6.31)%
(03/31/2013)	(12/31/2018)

The performance information shown above is based on a calendar year. The Fund's Institutional Shares' performance from 1/1/19 to 6/30/19 was 11.00%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	C Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus. Consequently, the bar chart shows the performance of the Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. The Fund's Institutional Shares are offered in a separate prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of September 3, 2019, to better reflect the Fund's principal investment strategies, (1) the Fund's broad-based index changed from the FTSE 10-Year Treasury Index to the Bloomberg Barclays U.S. Aggregate Bond Index; (2) the FTSE 3-Month Treasury Bill Index, FTSE NAREIT U.S. Equity Index and Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index were removed as additional indexes of the Fund; and (3) the Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index became an additional index of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For information about related performance, please see the "Related Performance Data of the Adviser" section of the Prospectus.
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWICX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[9]
One Year	rr_ExpenseExampleYear01	$ 286
Three Years	rr_ExpenseExampleYear03	676
Five Years	rr_ExpenseExampleYear05	1,091
Ten Years	rr_ExpenseExampleYear10	2,247
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Annual Return 2009	rr_AnnualReturn2009	12.18%
Annual Return 2010	rr_AnnualReturn2010	13.77%
Annual Return 2011	rr_AnnualReturn2011	7.10%
Annual Return 2012	rr_AnnualReturn2012	7.95%
Annual Return 2013	rr_AnnualReturn2013	14.49%
Annual Return 2014	rr_AnnualReturn2014	9.10%
Annual Return 2015	rr_AnnualReturn2015	(2.57%)
Annual Return 2016	rr_AnnualReturn2016	6.66%
Annual Return 2017	rr_AnnualReturn2017	10.96%
Annual Return 2018	rr_AnnualReturn2018	(4.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	1/1/19 to 6/30/19
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.31%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | After Taxes on Distributions | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.24%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | After Taxes on Distributions and Sales | C CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(0.02%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.64%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	1.86%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.61%	[6]
10 Years	rr_AverageAnnualReturnYear10	0.35%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[6]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[6]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(4.04%)	[6]
5 Years	rr_AverageAnnualReturnYear05	8.32%	[6]
10 Years	rr_AverageAnnualReturnYear10	12.53%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.22%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.43%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]
Income Class C | WESTWOOD INCOME OPPORTUNITY FUND | Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.47%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.04%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.49%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2005	[6]

[1]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.04% of the Fund's A Class Shares' average daily net assets until February 28, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.
[3]	A Class Shares purchases of $250,000 or more made on or after September 3, 2019 may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
[4]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[5]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's A Class Shares' average daily net assets until February 28, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.
[6]	As of September 3, 2019, to better reflect the Fund's principal investment strategies, (1) the Fund's broad-based index changed from the FTSE 10-Year Treasury Index to the Bloomberg Barclays U.S. Aggregate Bond Index; (2) the FTSE 3-Month Treasury Bill Index, FTSE NAREIT U.S. Equity Index and Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index were removed as additional indexes of the Fund; and (3) the Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index became an additional index of the Fund.
[7]	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
[8]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.79% of the Fund's C Class Shares' average daily net assets until February 28, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.
[9]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.90% of the Fund's C Class Shares' average daily net assets until February 28, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.